SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2022
Disclosure of significant accounting policies [Abstract]
Basis of preparation of the interim consolidated financial statements
Basis of preparation of the interim consolidated financial statements:

The interim consolidated financial statements for the six months ended June 30, 2022 have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting.”

The accompanying unaudited interim financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2021, included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (the “SEC”) on March 31, 2022.

The accompanying consolidated balance sheet as of June 30, 2022, the consolidated statements of profit or loss, the statement of changes in shareholders’ equity and the consolidated statements of cash flows for the six months ended June 30, 2022 and 2021 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and applicable rules and regulations of the SEC regarding interim financial reporting. In management’s opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s financial position as of June 30, 2022, as well as its results of operations and cash flows for the six months ended June 30, 2022 and 2021. The results of operations for the six months ended June 30, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022.

The significant accounting policies applied in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the 2021 annual consolidated financial statements.